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CONNECTICUT
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================








Dear Shareholder:



We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 1999 through July 31, 1999.


The Fund had net assets of $190,047,609 and 500 active shareholders as of July 31, 1999.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity            Value                  Standard
   Amount                                                                          Date   Yield     (Note 1)     Moody's    & Poor's
   ------                                                                          ----   -----      ------      -------     -------
Other Tax Exempt Investments (18.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $     450,000  Connecticut Regional School District #6 (c)                      06/01/00  3.13%  $    460,219
     3,125,000  Connecticut State Assessment Unemployment Compensation (c)
                Insured by AMBAC Indemnity Corp.                                 11/15/99  2.97      3,142,067
     1,610,000  Connecticut State GO Bonds - Series B (c)                        03/15/00  2.93      1,619,727
     2,640,000  Milford, CT BAN (c)                                              11/10/99  2.76      2,643,164
     2,910,000  Norwich, CT BAN (c)                                              11/04/99  2.74      2,911,600
     3,550,000  Puerto Rico Commonwealth Highway RB - Series Q
                Collateralized by U.S. Government Obligations                    07/01/00  2.98      3,762,820               AAA
     2,100,000  Towns of Bethany and Orange, CT
                Regional School District #5 (c)                                  03/23/00  2.79      2,105,458
     3,000,000  Towns of Bethlehem and Woodbury, CT
                Regional School District #14 (c)                                 06/01/00  3.05      3,000,698
     2,705,000  Town of Brookfield, CT BAN (c)                                   12/09/99  2.70      2,707,278
     4,235,000  Town of Ledyard, CT BAN (c)                                      09/15/99  2.83      4,235,100
     1,735,000  Town of Manchester, CT GO (c)                                    07/06/00  3.34      1,744,323
     1,275,000  Town of New Canaan, CT BAN (c)                                   09/15/99  3.06      1,275,224
     3,350,000  Town of Rocky Hill, CT GO BAN (c)                                03/15/00  3.09      3,357,460
     1,325,000  Westport, CT GO Bonds (c)                                        09/15/99  3.20      1,327,258
 -------------                                                                                    ------------
    34,010,000  Total Other Tax Exempt Investments                                                  34,292,396
 -------------                                                                                    ------------
Other Variable Rate Demand Instruments (b) (49.76%)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,100,000  Connecticut Development Authority Refunding Airport Hotel RB
                (Bradley Airport Hotel Project) - Series 1997A
                LOC Kredietbank                                                  03/01/17  3.00%  $  3,100,000   VMIG-1
     1,000,000  Connecticut Development Authority Refunding Airport Hotel RB
                (Bradley Airport Hotel Project) - Series 1997B
                LOC Royal Bank Of Canada                                         03/01/17  3.00      1,000,000   VMIG-1
     7,600,000  Connecticut Development Authority PCRB
                (CT Light & Power Company Project) - Series 1996A
                Insured by AMBAC Indemnity Corp.                                 05/01/31  2.80      7,600,000   VMIG-1      A1+
     2,000,000  Connecticut HEFA (Edgeville Life Center in Greenwich) - Series B
                LOC Banque Paribas                                               07/01/04  2.85      2,000,000   VMIG-1
     5,000,000  Connecticut HFA (Elm Haven) - Series A (c)
                LOC Fleet National Bank                                          12/01/17  3.15      5,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity            Value                  Standard
   Amount                                                                         Date    Yield     (Note 1)     Moody's    & Poor's
   ------                                                                         ----    -----      ------      -------     -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $     800,000  Connecticut HFA Housing
                Mortgage Finance Program Bonds - Series 1995G
                Insured by AMBAC Indemnity Corp.                                05/15/18    3.00%  $   800,000    VMIG-1     A1+
     6,750,000  Connnecticut Resources Recovery Authority
                (Ref-Fuel Company of South East Connecticut - Duke Capital)     11/15/15    3.15     6,750,000               A1
     1,700,000  Connecticut State Development Authority (Independent Living)
                LOC Chase Manhattan Bank, N.A.                                  07/01/15    2.95     1,700,000    VMIG-1
     6,000,000  Connecticut State Development Authority IDRB
                (Gerber Scientific Incorporated)
                LOC Wachovia Bank & Trust Co., N.A.                             12/01/14    3.15     6,000,000               A1+
    17,475,000  Connecticut State Special Tax Obligation RB
                (Second Lien Transportation Infrastructure)
                LOC Commerzbank A.G.                                            12/01/10    3.10    17,475,000      P1       A1+
     1,855,000  Puerto Rico Ana Mendez University System
                (Industrial Tourist Educational, Medical & Environmental)
                LOC Banco Santander                                             10/01/21    2.60     1,855,000               A1+
     6,000,000  Puerto Rico Commonwealth GO
                (Puerto Rico Electric Power Authority)
                Insured by MBIA Insurance Corp.                                 07/01/23    2.96     6,000,000    VMIG-1
     2,000,000  Puerto Rico Public Finance Corporation
                (Commonwealth Appropriation)
                Insured by AMBAC Indemnity Corp.                                12/01/06    2.96     2,000,000               A1
     1,660,000  Shelton, CT Housing Authority RB (c)
                LOC First Union National Bank                                   01/01/31    3.00     1,660,000
     3,000,000  Puerto Rico Electric Power Authority - Series AA
                Insured by MBIA Insurance Corp.                                 07/01/22    2.95     3,000,000               A1+
     4,950,000  State of Connecticut GO BTP-293                                 03/15/09    3.30     4,950,000    VMIG-1
     5,100,000  State of Connecticut HEFA
                (Bradley Health Care Issue) - Series B
                LOC Fleet National Bank                                         07/01/29    2.75     5,100,000    VMIG-1
     1,400,000  State of Connecticut HEFA (Charlotte Hungerford Hospital)
                LOC Bank of Boston                                              07/01/13    3.00     1,400,000    VMIG-1
     1,600,000  State of Connecticut HEFA
                (Hospital of Saint Raphael Issue) - Series K
                LOC Kredietbank                                                 07/01/22    2.70     1,600,000    VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                 -------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date    Yield      (Note 1)    Moody's    & Poor's
   ------                                                                         ----    -----       ------     -------     -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,185,000  State of Connecticut HEFA (Sharon Hospital Issue)
                LOC Bank of Boston                                              07/01/27    3.00%  $  1,185,000   VMIG-1
    12,000,000  State of Connecticut HEFA (Yale University)                     07/01/29    2.75     12,000,000   VMIG-1     A1+
     2,400,000  State of Connecticut HEFA - Series A
                LOC Credit Locale De France                                     07/01/24    3.15      2,400,000   VMIG-1
 -------------                                                                                     ------------
    94,575,000  Total Other Variable Rate Demand Instruments                                         94,575,000
 -------------                                                                                     ------------
Put Bonds (d) (10.10%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,000,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
                Insured by FGIC                                                 06/01/00   3.20%   $  1,000,000   VMIG-1     A1+
     8,200,000  Connecticut State Special Assessment
                Unemployment Compensation RB
                Insured by FGIC                                                 07/01/00   3.38       8,200,000   VMIG-1     A1+
     3,280,000  Puerto Rico Industrial Medical & Environmental PCFA
                (Merk & Co.) (c)                                                12/01/99   2.95       3,278,934
     6,710,000  Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                          09/01/99   3.60       6,710,000   VMIG-1     A1+
 -------------                                                                                     ------------
    19,190,000  Total Put Bonds                                                                      19,188,934
 -------------                                                                                     ------------
Revenue Bonds (0.92%)
------------------------------------------------------------------------------------------------------------------------------------
 $     730,000  Connecticut State Development Authority RB
                (Life Care Facility- Seabury) (c)
                LOC Asset Guaranty                                              09/01/99    3.30%  $    730,000
     1,000,000  Connecticut State Special Tax Obligation RB
                Transportation Infrastructure - Series A (c)                    12/01/99    2.84      1,011,658
 -------------                                                                                     ------------
     1,730,000  Total Revenue Bonds                                                                   1,741,658
 -------------                                                                                     ------------
Tax Exempt Commercial Paper (12.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $     895,000  Connecticut HFA Mortgage Project 1989 - Series D
                Guaranteed by FHA/VA/Private Mortgages                          08/05/99    3.10%  $    895,000   VMIG-1     A1+
     5,000,000  Puerto Rico Government Development Bank                         08/05/99    2.95      5,000,000              A1+
     6,000,000  Puerto Rico Government Development Bank                         08/31/99    3.05      6,000,000              A1+
     1,500,000  State of Connecticut HEFA RB (Yale University)                  08/05/99    3.20      1,500,000   VMIG-1     A1+
     2,000,000  State of Connecticut HEFA RB (Yale University)                  02/16/00    3.00      2,000,000   VMIG-1     A1+
     7,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique               08/18/99    2.75      7,000,000     P1       A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity            Value                  Standard
   Amount                                                                         Date    Yield     (Note 1)     Moody's    & Poor's
   ------                                                                         ----    -----      ------      -------     -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique               09/02/99    3.00%  $  2,000,000     P1       A1+
 -------------                                                                                     ------------
    24,395,000  Total Tax Exempt Commercial Paper                                                    24,395,000
 -------------                                                                                     ------------
Variable Rate Demand Instruments - Participations (b) (0.31%)
------------------------------------------------------------------------------------------------------------------------------------
 $     585,000  Connecticut State Development Authority IDRB (Nefco Holding)
                LOC Chase Manhattan Bank, N.A.                                  11/01/00    5.20%  $    585,000     P1       A1
 -------------                                                                                     ------------
       585,000  Total Variable Rate Demand Instruments - Participations                                 585,000
 -------------                                                                                     ------------
                Total Investments (91.97%) (Cost $174,777,988+)                                     174,777,988
                Cash and Other Assets, Net of Liabilities (8.03%)                                    15,269,621
                                                                                                   ------------
                Net Assets (100.00%)                                                               $190,047,609
                                                                                                   ============
                Net Asset Value, offering and redemption price per share
                Class A Shares, 159,441,507 Shares outstanding (Note 3)                            $       1.00
                                                                                                   ============
                Class B Shares,  30,630,161 Shares outstanding (Note 3)                            $       1.00
                                                                                                   ============

                +  Aggregate cost for federal income tax purposes is $174,775,839.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

 KEY:
      AMBAC    =  American Municipal Bond Assurance Corporation   IDRB     =  Industrial Development Revenue Bond
      BAN      =  Bond Anticipation Note                          LOC      =  Letter of Credit
      FGIC     =  Financial Guaranteed Insurance Company          MBIA     =  Municipal Bond Insurance Association
      GO       =  General Obligation                              PCFA     =  Pollution Control Finance Authority
      HEFA     =  Health and Education Facilities Authority       PCRB     =  Pollution Control Revenue Bond
      HFA      =  Housing Finance Authority                       RB       =  Revenue Bond

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 1999
(UNAUDITED)
================================================================================







INVESTMENT INCOME

 Income:
  Interest.......................................................................     $         2,759,043
                                                                                      -------------------
 Expenses: (Note 2)
   Investment management fee.....................................................                 274,082
   Administration fee............................................................                 191,857
   Shareholder servicing fee.....................................................                 180,045
   Custodian expenses............................................................                   9,668
   Shareholder servicing and related shareholder expenses........................                  54,120
   Legal, compliance and filing fees.............................................                  32,530
   Audit and accounting..........................................................                  36,790
   Directors' fees...............................................................                   7,525
   Other.........................................................................                   5,398
                                                                                      -------------------
       Total expenses............................................................                 792,015
                                                                                      -------------------
   Net investment income.........................................................               1,967,028

 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.........................................                   1,603
                                                                                      -------------------
 Increase in net assets from operations..........................................     $         1,968,631
                                                                                      ===================















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                              Ended                    Year
                                                                          July 31, 1999                Ended
                                                                           (Unaudited)           January 31, 1999
                                                                            ---------            -----------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................        $      1,967,028         $       4,302,232

     Net realized gain (loss) on investments....................                   1,603                       546
                                                                        ----------------         -----------------
 Increase (decrease) in net assets from operations..............               1,968,631                 4,302,778

 Dividends to shareholders from net investment income:
     Class A....................................................        (      1,936,732)*       (       4,298,462)*
     Class B....................................................        (         30,296)*       (           3,770)*
 Capital share transactions (Note 3):
     Class A....................................................        (     22,811,632)               14,447,178
     Class B....................................................              30,241,402                   384,423
                                                                        ----------------         -----------------
     Total increase (decrease)..................................               7,431,373                14,832,147
 Net assets:
     Beginning of period........................................             182,616,236               167,784,089
                                                                        ----------------         -----------------
     End of period..............................................        $    190,047,609         $     182,616,236
                                                                        ================         =================

 * Designated as exempt-interest dividends for federal income tax purposes.












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies.
Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $45,843 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

3. Capital Stock.
At July 31, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $190,053,358. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Six Months                            Year
Class A                                               Ended                              Ended
-------                                           July 31, 1999                    January 31, 1999
                                                  -------------                    ----------------
 Sold...................................            208,991,804                        324,965,031
 Issued on reinvestment of dividends....              1,932,881                          4,392,198
 Redeemed...............................         (  233,736,317)                     ( 314,910,051)
                                                  -------------                       ------------
 Net increase (decrease)................         (   22,811,632)                        14,447,178
                                                  =============                       ============

                                                   Six Months                            Year
Class B                                               Ended                              Ended
-------                                           July 31, 1999                    January 31, 1999
                                                  -------------                    ----------------
 Sold...................................             52,268,783                            973,103
 Issued on reinvestment of dividends....                 17,722                              3,412
 Redeemed...............................         (   22,045,103)                     (     592,092)
                                                  -------------                       ------------
 Net increase (decrease)................             30,241,402                            384,423
                                                  =============                       ============

4. Sales of Securities.
Accumulated undistributed realized losses at July 31, 1999 amounted to $5,749. At July 31, 1999 the Fund had tax basis capital losses of $7,898 which may be carried forward to offset future capital gains. Such losses expire January 31, 2005 through January 31, 2006.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 39% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6.       Financial Highlights.
                                                        Six Months                           Year Ended January 31,
Class A                                                   Ended      -------------------------------------------------------------
-------                                               July 31, 1999    1999         1998         1997          1996         1995
                                                      -------------  --------     --------     --------      --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period....              $   1.00      $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                       ---------     ---------    ---------    ---------     ---------    ---------
 Income from investment operations:
   Net investment income.................                  0.011         0.025        0.027        0.026         0.030        0.023
 Less distributions:
   Dividends from net investment income..              (   0.011)    (   0.025)   (   0.027)   (   0.026)    (   0.030)   (   0.023)
                                                       ---------     ---------    ---------    ---------     ---------    ---------
 Net asset value, end of period..........              $   1.00      $   1.00     $   1.00     $   1.00      $   1.00     $   1.00
                                                       =========     =========    =========    =========     =========    =========
 Total Return............................                  2.19%*        2.52%        2.74%        2.59%         3.02%        2.29%
 Ratios/Supplemental Data
 Net assets, end of period (000).........              $159,421      $182,227     $167,780     $136,606      $105,826     $ 81,801
 Ratios to average net assets:
   Expenses..............................                  0.87%*        0.88%        0.89%        0.91%         0.91%        0.88%
   Net investment income.................                  2.15%*        2.48%        2.70%        2.56%         2.96%        2.25%
   Management and Administration fees waived                --            --           --           --           3.02%        2.02%
   Expenses paid indirectly..............                   --            --           --          0.02%          --           --

                                                                           Year Ended
                                                    Six Months             January 31,                  October 10, 1996
Class B                                                Ended         ----------------------      (Commencement of Offering) to
-------                                            July 31, 1999       1999          1998              January 31, 1997
                                                   -------------     --------      --------            ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period....            $  1.00         $  1.00       $  1.00                 $  1.00
                                                     --------        --------      --------                --------
 Income from investment operations:
   Net investment income.................               0.012           0.027         0.029                   0.009
 Less distributions:
   Dividends from net investment income..            (  0.012)       (  0.027)     (  0.029)               (  0.009)
                                                     --------        --------      --------                --------
 Net asset value, end of period..........            $  1.00         $  1.00       $  1.00                 $  1.00
                                                     ========        ========      ========                ========
 Total Return............................               2.38%*          2.72%         2.96%                   2.83%*
 Ratios/Supplemental Data
 Net assets, end of period (000).........            $ 30,627        $    389      $      4                $      7
 Ratios to average net assets:
   Expenses..............................               0.66%*          0.69%         0.67%                   0.70%*
   Net investment income.................               2.26%*          2.50%         2.95%                   2.80%*
   Expenses paid indirectly..............                --              --            --                     0.02%*

 * Annualized

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                                        CONNECTICUT
                                        DAILY
                                        TAX FREE
                                        INCOME
                                        FUND, INC.





                                                  Semi-Annual Report
                                                    July 31, 1999
                                                     (Unaudited)

















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

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-----------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CT799S

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